Income Tax (Details) - Schedule of Deferred Tax Assets and Deferred Tax Liabilities - CNY (¥)	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Deferred tax assets
Net operating loss carrying forwards	¥ 10,523,266	¥ 8,204,207
Allowance against doubtful accounts	3,578,914	463,204
Operating lease liabilities	4,517,779	4,434,426
Total deferred tax assets	18,619,959	13,101,837
Net off against deferred tax liabilities	(8,196,650)	(4,450,322)
Less: Valuation allowance	(10,366,052)	(7,046,758)	¥ (10,561,303)	¥ (16,724,075)
Total Deferred tax assets, net	57,257	1,604,757
Deferred tax liabilities
Operating lease right of use assets	4,498,450	4,458,020
GAAP difference - unbilled revenue	6,382,018
Total deferred tax liabilities	10,880,468	4,458,020
Net off against deferred tax assets	(8,196,650)	(4,450,322)
Deferred tax liabilities, net	¥ 2,683,818	¥ 7,698